Note 8 - Convertible Promissory Note - Schedule of Convertible Debt (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance, Convertible Debt	$ 694	$ 0
Convertible promissory note proceeds		1,955	$ 0
Interest and accretion	126	30
Interest and accretion	126	30
Settlement via conversion	(820)
Balance, Convertible Debt	$ 0	694	$ 0
Convertible Promissory Note [Member]
Convertible promissory note proceeds		1,955
Convertible Promissory Note Warrants [Member]
Allocation to warrants, net of transaction costs		(636)
Conversion Option [Member]
Allocation to Conversion Option, at fair value including transaction costs		$ (655)